Discontinued Operations - Summary of Discontinued Operations based on Results of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Costs and expenses:
Exploratory expenses		$ 204	$ 2,545
Depreciation, depletion and amortization		8	53
General and administrative expenses	36	779	1,642
Other income			(228)
Total costs and expenses	36	991	4,012
Loss before income taxes	(36)	(991)	(4,012)
Income tax expense	0	0	0
Net loss before noncontrolling interests	(36)	(991)	(4,012)
Noncontrolling interests		8	90
Net loss	$ (36)	$ (983)	$ (3,922)